Share-Based Compensation - Summary of Share Options Activity under 2006 Share Incentive Plan (Detail) - 2006 Share Incentive Plan [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	May 31, 2018	May 31, 2017	May 31, 2016	May 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share options outstanding, Beginning balance	6,352	78,337	318,641
Number of share options, Exercised	(500)	(48,047)	(240,304)
Number of share options, Canceled		(23,938)
Number of share options outstanding, Ending balance	5,852	6,352	78,337	318,641
Weighted average exercise prices, Options outstanding, Beginning balance	$ 2.02	$ 6.13	$ 5.30
Number of share options exercisable at May 31, 2018	5,852
Weighted average exercise prices, Exercised	$ 2.02	5.37	5.03
Weighted average exercise prices, Canceled		8.75
Weighted average exercise prices, Options outstanding, Ending balance	2.02	$ 2.02	$ 6.13	$ 5.30
Weighted average exercise prices, Options exercisable at May 31, 2018	$ 2.02
Remaining contractual life, Options outstanding	6 months 25 days	1 year 6 months 29 days	6 months 29 days	1 year 11 months 1 day
Remaining contractual life, Options exercisable	6 months 25 days
Aggregate intrinsic value, Options outstanding	$ 475	$ 442	$ 2,829	$ 5,903
Aggregate intrinsic value, Options exercisable at May 31, 2018	$ 475